Borrowings	12 Months Ended
Sep. 30, 2012
Borrowings

Note 11: Borrowings

At September 30, 2012 and 2011, borrowings are summarized as follows:

	September 30,
	2012	2011

Federal Home Loan Bank advances	$81,000,000	$110,000,000

Total Borrowings	$81,000,000	$110,000,000

FHLB advances at September 30, 2012 and 2011 are summarized by year of maturity in the table below:

	September 30, 2012			September 30, 2011
	Amount	Range of interest rates	Weighted average interest rates	Amount	Range of interest rates	Weighted average interest rates

Less than one year	$21,000,000	0.36-3.88%	3.49%	$30,000,000	3.30-4.87%	4.61%

One to two years	5,000,000	3.80%	3.80%	20,000,000	3.42-3.88%	3.65%

Two to three years	5,000,000	3.99%	3.99%	5,000,000	3.80%	3.80%

Three to four years	25,000,000	4.33%	4.33%	5,000,000	3.99%	3.99%

Four to five years	—	—	—	25,000,000	4.33%	4.33%

Thereafter	25,000,000	4.30%	4.30%	25,000,000	4.30%	4.30%

	$81,000,000		4.05%	$110,000,000		4.24%

During 2012 the Company paid off $30 million of FHLB advances which had maturities in March 2012. During 2011 the Company prepaid $60 million of FHLB advances which had maturities in January 2011. A prepayment penalty of $809,558 was included in noninterest expense which represented approximate net present value of contractual interest payments to the January 2011 maturity of these $60 million of advances.

At September 30, 2012, the Company has pledged, under a blanket floating collateral lien with the FHLB, all stock of the FHLB, certain qualifying first mortgage loans with unpaid principal balances totaling $62,601,169 certain commercial loans with unpaid principal balances totaling $73,102,194, and certain available for sale securities, with an aggregate carrying amount of $127,617,291.

All of the FHLB advances are fixed rates at September 30, 2012. The Company’s FHLB advances include $25.0 million of advances that are callable by the FHLB under certain circumstances. The advances from the FHLB are subject to prepayment penalties.

At September 30, 2012, the Company had available line of credit commitments with the FHLB totaling $315,510,000, of which $81,000,000 was advanced and $234,510,000 was available at September 30, 2012 based on total assets; however, based on actual collateral available, only $140,741,581 was available. At September 30, 2012, the Company had an available line of credit based on the collateral available of $48,097,919 with the Federal Reserve Bank of Atlanta.

Interest expense on borrowings for the years ended September 30, 2012, 2011, and 2010, is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Securities sold under agreements to repurchase	$—	$536	$599
Federal Home Loan
Bank advances	3,994,754	5,831,456	10,529,525

	$3,994,754	$5,831,992	$10,530,124